Share-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Deferred Share Unit Plan [Member]	Dec. 31, 2012 Deferred Share Unit Plan [Member]	Dec. 31, 2013 Management Deferred Share Unit Plan [Member]	Dec. 31, 2012 Management Deferred Share Unit Plan [Member]	Sep. 23, 2011 Escrowed Stock Plan [Member]	Dec. 31, 2013 Escrowed Stock Plan [Member] Minimum [Member]	Dec. 31, 2013 Escrowed Stock Plan [Member] Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Outstanding DSUP vest over periods	5 years		5 years
Expiration period of option issued	10 years
New share options granted to employees subject to graded vesting	1,180,000	1,110,000
Total compensation cost recognized relating to stock options	$ 6.3	$ 7.3
Aggregate intrinsic value of options currently exercisable	21.1	8.2
Aggregate intrinsic value of options outstanding	66.2	43.0
Unrecognized expense related to unvested options, expected to be recognized	12.8	11.7
Weighted average period for unrecognized expense to be recognized	3 years 4 months 24 days	3 years 6 months
Common Shares purchase	2,000,000	2,000,000					2,000,000
Percentage of escrowed shares granted to executive							75.00%
Escrowed shares award acquiring period								5 years	10 years
Outstanding under the DSUP			1,599,689	1,560,685	25,204	25,204
Outstanding DSUP units vest expected			878,683	1,129,896
Liability related to DSUP and MDSUP	23.3	12.0
Expense related to DSUP and MDSUP	$ 11.3	$ 9.1